DERIVATIVE FINANCIAL INSTRUMENTS - Summary of Maturity Profile and Average Price/Rate of Hedging Instruments Used in Hedging Strategies (Details) £ in Millions	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 272,315	£ 225,608
Interest rate contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	231,941	188,440
Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	144,861	106,805
Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	52,731	46,599
Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	1,524	948
Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	2,122	2,141
Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	958	3,141
Exchange rate contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	37,817	36,299
Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	1,712	1,145
Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	3,276	4,726
Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	18,259	16,892
Equity derivative contracts | Equity risk: | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	62	59
Inflation derivative contracts | – Inflation risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	1,794
≤ 1 month | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 4,174	£ 3,612
≤ 1 month | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0375	0.0238
≤ 1 month | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0020	0.0114
≤ 1 month | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0168	0.0260
≤ 1 month | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 4,420	£ 911
≤ 1 month | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0459	0.0506
≤ 1 month | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
≤ 1 month | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
≤ 1 month | Interest rate contracts | Interest rate/FX risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
≤ 1 month | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 826	£ 0
≤ 1 month | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0148	0.0257
≤ 1 month | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
≤ 1 month | Interest rate contracts | – Inflation risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0
≤ 1 month | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Average GBP - EUR exchange rate	0	0
Average GBP - USD exchange rate	0	0
≤ 1 month | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 826	£ 87
Average GBP - EUR exchange rate	1.12	1.18
Average GBP - USD exchange rate	0	0
≤ 1 month | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 258	£ 927
Average GBP - EUR exchange rate	0	0
Average GBP - USD exchange rate	0	0
Average GBP - JPY exchange rate	178.37	154.14
Average GBP - CHF exchange rate	0	1.09
Average GBP-CAD Exchange Rate	0.00%
≤ 1 month | Equity derivative contracts | Equity risk: | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
≤ 1 month | Inflation derivative contracts | – Inflation risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	0
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 6,301	£ 7,141
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0429	0.0319
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	(0.0035)	0.0018
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0153	0.0246
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 3,475	£ 3,083
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0407	0.0305
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 88	£ 18
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0276	0.0254
>1 and ≤ 3 months | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 2,199
>1 and ≤ 3 months | Interest rate contracts | – Inflation risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0
>1 and ≤ 3 months | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 88	£ 18
Average GBP - EUR exchange rate	1.14	1.11
Average GBP - USD exchange rate	0	0
>1 and ≤ 3 months | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 394	£ 785
Average GBP - EUR exchange rate	1.37	0
Average GBP - USD exchange rate	0	0.02
>1 and ≤ 3 months | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 792	£ 3,238
Average GBP - EUR exchange rate	1.20	1.20
Average GBP - USD exchange rate	0	1.39
Average GBP - JPY exchange rate	179.99	153.95
Average GBP - CHF exchange rate	0	1.09
Average GBP-CAD Exchange Rate	0.00%
>1 and ≤ 3 months | Equity derivative contracts | Equity risk: | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
>1 and ≤ 3 months | Inflation derivative contracts | – Inflation risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	0
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 53,703	£ 32,241
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0450	0.0342
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	(0.0045)	0.0045
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0153	0.0423
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 12,354	£ 13,671
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0476	0.0538
>3 and ≤12 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 86	£ 0
>3 and ≤12 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0135	0
>3 and ≤12 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
>3 and ≤12 months | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 327	£ 0
>3 and ≤12 months | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.032	0.0296
>3 and ≤12 months | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
>3 and ≤12 months | Interest rate contracts | – Inflation risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0
>3 and ≤12 months | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 128	£ 0
Average GBP - EUR exchange rate	1.16	0
Average GBP - USD exchange rate	0	0
>3 and ≤12 months | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 534	£ 500
Average GBP - EUR exchange rate	1.16	1.25
Average GBP - USD exchange rate	1.54	0
>3 and ≤12 months | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 4,927	£ 2,692
Average GBP - EUR exchange rate	1.19	1.17
Average GBP - USD exchange rate	1.24	0
Average GBP - JPY exchange rate	187.64	167.85
Average GBP - CHF exchange rate	1.09	1.09
Average GBP-CAD Exchange Rate	176.00%
>3 and ≤12 months | Equity derivative contracts | Equity risk: | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 16	£ 7
>3 and ≤12 months | Inflation derivative contracts | – Inflation risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	0
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 77,274	£ 60,803
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0387	0.0389
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0058	0.0021
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0576	0.0136
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 28,895	£ 27,715
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0371	0.0384
>1 and ≤5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 872	£ 844
>1 and ≤5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0330	0.0277
>1 and ≤5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0483	0.0483
>1 and ≤5 years | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 799	£ 1,975
>1 and ≤5 years | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0277	0.0242
>1 and ≤5 years | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
>1 and ≤5 years | Interest rate contracts | – Inflation risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0
>1 and ≤5 years | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,018	£ 1,041
Average GBP - EUR exchange rate	1.16	1.16
Average GBP - USD exchange rate	1.32	1.32
>1 and ≤5 years | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,104	£ 2,896
Average GBP - EUR exchange rate	1.21	1.20
Average GBP - USD exchange rate	1.32	0.01
>1 and ≤5 years | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 10,976	£ 9,447
Average GBP - EUR exchange rate	1.18	1.18
Average GBP - USD exchange rate	1.3	1.28
Average GBP - JPY exchange rate	0	0
Average GBP - CHF exchange rate	1.11	1.12
Average GBP-CAD Exchange Rate	0.00%
>1 and ≤5 years | Equity derivative contracts | Equity risk: | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 45	£ 50
>1 and ≤5 years | Inflation derivative contracts | – Inflation risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	0
>5 years | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 3,409	£ 3,008
>5 years | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0365	0.0399
>5 years | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0437	0.0392
>5 years | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0045	0.0491
>5 years | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 3,587	£ 1,219
>5 years | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0435	0.0345
>5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 478	£ 86
>5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0294	0.0348
>5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0438	0
>5 years | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 170	£ 166
>5 years | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0489	0.0481
>5 years | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 958	£ 942
>5 years | Interest rate contracts | – Inflation risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0498
>5 years | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 478	£ 86
Average GBP - EUR exchange rate	1.18	1.15
Average GBP - USD exchange rate	1.28	0
>5 years | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 418	£ 458
Average GBP - EUR exchange rate	1.18	1.19
Average GBP - USD exchange rate	1.54	0.02
>5 years | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,306	£ 588
Average GBP - EUR exchange rate	1.16	0
Average GBP - USD exchange rate	1.39	1.39
Average GBP - JPY exchange rate	0	0
Average GBP - CHF exchange rate	0	1.12
Average GBP-CAD Exchange Rate	0.00%
>5 years | Equity derivative contracts | Equity risk: | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1	£ 2
>5 years | Inflation derivative contracts | – Inflation risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,794